Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	OBERWEIS FUNDS
Entity Central Index Key	0000803020
Amendment Flag	false
Document Creation Date	May 01, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
Oberweis Global Opportunities Fund (Prospectus Summary) | Oberweis Global Opportunities Fund | Investor Class
Risk/Return:
Trading Symbol	OBEGX
Oberweis Global Opportunities Fund (Prospectus Summary) | Oberweis Global Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	OBGIX
Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund | Investor Class
Risk/Return:
Trading Symbol	OBMCX
Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	OMCIX
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Investor Class
Risk/Return:
Trading Symbol	OBSOX
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	OBSIX
OBERWEIS SMALL-CAP VALUE FUND (Prospectus Summary) | OBERWEIS SMALL-CAP VALUE FUND | Institutional Class
Risk/Return:
Trading Symbol	OBVLX
OBERWEIS SMALL-CAP VALUE FUND (Prospectus Summary) | OBERWEIS SMALL-CAP VALUE FUND | Investor Class
Risk/Return:
Trading Symbol	OBIVX
OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | OBERWEIS INTERNATIONAL OPPORTUNITIES FUND | Oberweis International Opportunities Fund
Risk/Return:
Trading Symbol	OBIOX
OBERWEIS CHINA OPPORTUNITIES FUND (Prospectus Summary) | OBERWEIS CHINA OPPORTUNITIES FUND | Investor Class
Risk/Return:
Trading Symbol	OBCHX
OBERWEIS CHINA OPPORTUNITIES FUND (Prospectus Summary) | OBERWEIS CHINA OPPORTUNITIES FUND | Institutional Class
Risk/Return:
Trading Symbol	OCHIX
OBERWEIS EMERGING MARKETS FUND (Prospectus Summary) | OBERWEIS EMERGING MARKETS FUND | Investor Class
Risk/Return:
Trading Symbol	OBEMX
OBERWEIS EMERGING MARKETS FUND (Prospectus Summary) | OBERWEIS EMERGING MARKETS FUND | Institutional Class
Risk/Return:
Trading Symbol	OIEMX
OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND (Prospectus Summary) | OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND | Oberweis International Opportunities Institutional Fund
Risk/Return:
Trading Symbol	OBIIX